OTHER RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Receivables and Prepaid Expenses [Line Items]
Prepaid expenses	$ 1,675	$ 1,890
Other	951	969
Prepaid Expense and Other Assets	4,626	3,673
Other receivables and prepaid expenses - Short term	4,408	3,398
Other receivables and prepaid expenses - Long term	218	275
Prepaid Expense And Other Assets	4,626	3,673
Government [Member]
Other Receivables and Prepaid Expenses [Line Items]
Other	1,533	616
Employee [Member]
Other Receivables and Prepaid Expenses [Line Items]
Other	$ 467	$ 198